Financial instruments by category (Details) - ARS ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Financial assets at amortized cost	$ 116,034	$ 111,582
Subtotal financial assets	249,167	257,177
Non-financial assets	23,514	27,322
Total financial asset	272,681	284,499
Financial liabilities at amortized cost	403,453	457,561
Subtotal financial liabilities	403,457	457,583
Non-financial liabilities	74,305	75,149
Total financial liability	477,762	532,732
Trade And Other Payables [Member]
Statement [Line Items]
Financial liabilities at amortized cost	36,699	56,528
Subtotal financial liabilities	36,699	56,528
Non-financial liabilities	74,305	75,149
Total financial liability	111,004	131,677
Borrowings 1 [Member]
Statement [Line Items]
Financial liabilities at amortized cost	366,754	401,033
Subtotal financial liabilities	366,754	401,033
Non-financial liabilities	0	0
Total financial liability	366,754	401,033
Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	25
Financial liabilities at fair value through profit or loss	0
Level 3 [Member] | Borrowings Excluding Finance Leases [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	0
Level 3 [Member] | Trade And Other Payables Two [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	0
Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	133,108	145,595
Financial liabilities at fair value through profit or loss	4	22
Level 1 [Member] | Borrowings Excluding Finance Leases [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	0	0
Level 1 [Member] | Trade And Other Payables one [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	0	0
Derivative financial instrumentsOptions on companies [Member]
Statement [Line Items]
Financial assets at amortized cost	57
Subtotal financial assets	57
Non-financial assets	0
Total financial asset	57
Derivative financial instrumentsOptions on companies [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Derivative financial instrumentsOptions on companies [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Trade And Other Receivables Excluding The Allowance For Doubtful Accounts And Other Receivables [Member]
Statement [Line Items]
Financial assets at amortized cost	89,958	89,732
Subtotal financial assets	89,958	89,732
Non-financial assets	23,514	27,322
Total financial asset	113,472	117,054
Trade And Other Receivables Excluding The Allowance For Doubtful Accounts And Other Receivables [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Trade And Other Receivables Excluding The Allowance For Doubtful Accounts And Other Receivables [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Investments In Financial Assets [Member] | Mutual fonds [Member]
Statement [Line Items]
Financial assets at amortized cost	0	0
Subtotal financial assets	61,191	74,871
Non-financial assets	0	0
Total financial asset	61,191	74,871
Investments In Financial Assets [Member] | Mutual fonds [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Investments In Financial Assets [Member] | Mutual fonds [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	61,191	74,871
Investments In Financial Assets [Member] | Public Companies Securities [Member]
Statement [Line Items]
Financial assets at amortized cost	0	0
Subtotal financial assets	17,561	18,747
Non-financial assets	0	0
Total financial asset	17,561	18,747
Investments In Financial Assets [Member] | Public Companies Securities [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Investments In Financial Assets [Member] | Public Companies Securities [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	17,561	18,747
Investments In Financial Assets [Member] | Bonds [Member]
Statement [Line Items]
Financial assets at amortized cost	0	0
Subtotal financial assets	41,887	34,236
Non-financial assets	0	0
Total financial asset	41,887	34,236
Investments In Financial Assets [Member] | Bonds [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Investments In Financial Assets [Member] | Bonds [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	41,887	34,236
Investments In Financial Assets [Member] | Others [Member]
Statement [Line Items]
Financial assets at amortized cost	5,516	2,330
Subtotal financial assets	10,216	7,138
Non-financial assets	0	0
Total financial asset	10,216	7,138
Investments In Financial Assets [Member] | Others [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	25
Investments In Financial Assets [Member] | Others [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	4,675	4,808
Derivative Financial Instruments [Member] | Bond Futures [member]
Statement [Line Items]
Financial liabilities at amortized cost	0	0
Subtotal financial liabilities	4	22
Non-financial liabilities	0	0
Total financial liability	4	22
Derivative Financial Instruments [Member] | Level 3 [Member] | Bond Futures [member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	0
Derivative Financial Instruments [Member] | Level 1 [Member] | Bond Futures [member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	4	22
Cash And Cash Equivalents [member] | Cash At Bank And On Hand [Member]
Statement [Line Items]
Financial assets at amortized cost	20,503	19,520
Subtotal financial assets	20,503	19,520
Non-financial assets	0	0
Total financial asset	20,503	19,520
Cash And Cash Equivalents [member] | Cash At Bank And On Hand [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Cash And Cash Equivalents [member] | Cash At Bank And On Hand [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Cash And Cash Equivalents [member] | Short Term Investments [Member]
Statement [Line Items]
Financial assets at amortized cost	0	0
Subtotal financial assets	7,794	12,933
Non-financial assets	0	0
Total financial asset	7,794	12,933
Cash And Cash Equivalents [member] | Short Term Investments [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Cash And Cash Equivalents [member] | Short Term Investments [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	$ 7,794	$ 12,933